Summary of Significant Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2018
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Basis of Preparation

Basis of Preparation

The interim consolidated financial statements, including selected explanatory notes, of the SMBC Group have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The interim consolidated financial statements should be read in conjunction with the SMBC Group’s consolidated financial statements for the fiscal year ended March 31, 2018, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.

Fee and Commission Income

Fee and Commission Income

The SMBC Group recognizes fee and commission income in accordance with the five-step model. The five-step model requires the SMBC Group to (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Fee and commission income arises from a diverse range of services that the SMBC Group provides to its customers. Fee and commission income can be divided into two categories: fee and commission income from providing transaction services, and fee and commission income from services that are provided over a period of time. Fee and commission income from providing transaction services includes fees on credit card business, fees and commissions on the securities business, underwriting fees, brokerage fees, investment trusts sales commissions, fees on funds transfer and collection services, loan syndication fees for arranging a loan and fee and commission income from other services. Fee and commission income from services that are provided over a period of time includes fiduciary fees, investment fund management fees and fee and commission income from other services.

The SMBC Group adopted the standard retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS15.

Impairment

Impairment

The standard introduces the expected credit loss (“ECL”) model, which is a new model for the recognition of impairment losses, to replace the incurred loss model in IAS 39. The impairment requirements apply to financial assets measured at amortized cost, and FVOCI debt instruments, lease receivables, certain loan commitments and financial guarantee contracts. Under the ECL model, an entity is required to account for expected credit losses from initial recognition of financial instruments and to recognize full lifetime expected losses on a timely basis. Under the ECL model impairment losses are recognized earlier than the incurred loss model.

At each reporting date, credit risk on a financial asset is assessed and a loss allowance is measured for ECL resulting from default events that are possible within the next 12 months, if the credit risk has not increased significantly since initial recognition (“Stage 1”). A loss allowance is recognized at an amount equal to ECL resulting from all possible default events over the expected life of the financial assets which are assessed to have experienced a significant increase in credit risk (“Stage 2”) or the credit-impaired financial assets (“Stage 3”).

Assessments on significant increases in credit risk and the following measurement of ECL are performed on an individual financial instrument basis or on a collective basis. The SMBC Group considers asset type, credit risk ratings, collateral collectability, past-due status and other relevant characteristics of financial instruments, groups those with similar credit risk characteristics, and assesses whether there have been significant increases in credit risk on a collective basis, when information indicative of significant increases in credit risk on financial instruments with similar credit risk characteristics can be identified on a timely basis.

The SMBC Group determines whether there has been a significant increase in credit risk by comparing the risk of a default occurring on a financial instrument at the reporting date with that at the date of initial recognition, based on quantitative and qualitative assessments. As for the quantitative assessment, the SMBC Group measures increase of probability of default (“PD”) since initial recognition. A significant increase in credit risk is recognized if the increase of PD exceeds the threshold defined by the SMBC Group. In addition, if an obligor gets downgraded to a certain degree which reflects an increase of PD, it will be assessed whether there has been a significant increase in credit risk. An obligor’s grade is determined under the SMBC Group’s internal credit rating system. As for the qualitative assessment, the SMBC Group evaluates credit risk characteristics in accordance with the SMBC Group’s credit risk management practices, and takes them into consideration for determining whether there has been a significant increase in credit risk. For example, certain financial assets assessed to have high credit risk are transferred to Stage 2. Moreover, a significant increase in credit risk is presumed if principal and/or interest payments are more than 30 days past due. Financial assets are transferred to Stage 1, if there is no longer any observation of a significant increase in credit risk.

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. The criteria that the SMBC Group uses to determine that a financial asset is credit-impaired include:

•	significant financial difficulty of an issuer or an borrower;

•	a default or delinquency in interest or principal payments;

•	restructuring of a financial asset by the SMBC Group due to the borrower’s financial difficulties;

•	indications that a borrower or issuer will enter bankruptcy; and

•	the disappearance of an active market for that financial asset because of the borrower’s financial difficulties.

The definition of default used for ECL recognition and measurement is consistent with that used for internal credit risk management purposes. The SMBC Group manages credit risk with internal credit rating system, where loans to substandard borrowers, potentially bankrupt borrowers, effectively bankrupt borrowers, and bankrupt borrowers are defined as default for ECL application.

If the contractual cash flows on a financial asset have been renegotiated or modified and the financial asset is not derecognized, the SMBC Group assesses whether there has been a significant increase in the credit risk of the financial asset.

Purchased or originated credit-impaired financial assets (“POCI”) are credit impaired on initial recognition. Cumulative changes in lifetime ECL since initial recognition are subsequently recognized as loss allowance.

The SMBC Group measures ECL of a financial asset in a way that reflects an unbiased and probability-weighted amount, the time value of money, and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

The ECL models have been built by leveraging the probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”) used in the Basel III regulatory framework, for instance by adjusting certain conservative factors in those PDs and LGDs. For financial assets at Stage 1 and Stage 2, the SMBC Group uses the 12-month PDs developed to measure 12-month ECL and the lifetime PDs developed to measure lifetime ECL respectively, and consider forward-looking macro-economic information. For financial assets at Stage 3, the SMBC Group applies the discounted cash flow (“DCF”) method for individually significant impaired financial assets. For impaired financial assets that are not individually significant, the SMBC Group applies the same formula used for Stage 2 with PD set at 100%. For portfolios where the above ECL models are not applicable, the SMBC Group adjusts historical data, such as credit loss experience, with current observable data to reflect the effects of current conditions and forecasts to reflect the possible effect of future conditions.

To incorporate forward looking information into the ECL models, an approach based on multiple scenarios is introduced. In this approach, three scenarios (upside, downside, and central scenarios) are modelled to ensure an unbiased ECL calculation. Under each scenario, the relationship between credit losses and macroeconomic factors such as GDP is analyzed. The analysis is based on statistical calculations by using historical data and forecasts. The outcomes are utilized for ECL calculation in a probability-weighted way.

The DCF method is used to measure ECL, which are the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. If financial assets have a variable interest rate, the discount rate for measuring any impairment loss is the effective interest rate determined under the contract, for the current period. The estimated future cash flows are individually calculated taking into account factors including historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, the overall support from financial institutions, and the realizable value of any collateral held.

ECL are recognized through allowance accounts. Changes in the carrying amount of the allowance accounts are recognized as impairment gain or loss in “Impairment charges on financial assets” in the consolidated income statement.

If a financial asset is determined to be uncollectible, it is written off against the related allowance for loan impairment. Uncollectible financial assets are normally written off when there is no expectation of further recovery after any collateral is foreclosed and the amount of the loss has been determined. Those assets primarily include loans for borrowers that have been legally or formally declared bankrupt and borrowers that may not have been legally or formally declared bankrupt but are essentially bankrupt.

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs when a specified debtor fails to make payments due in accordance with the original or modified terms of a debt instrument. Financial guarantees are initially recognized at fair value on the date the guarantee is given. Financial guarantees are subsequently measured at the higher of the loss allowance and the amount initially recognized less the cumulative income recognized at the reporting date, and is included in “Other Liabilities” in the consolidated statement of financial position.

The measurement of ECL allowance for financial instruments is an area that requires the use of complex models and significant assumptions about future economic conditions and credit behavior. A number of significant judgments are also required in applying the accounting requirements for measuring ECL, such as:

•	determining criteria for significant increase in credit risk;

•	measuring ECL by choosing appropriate models and assumptions;

•	incorporating forward-looking information; and

•

estimating the expected future cash flows by taking into account factors such as historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, the overall support from financial institutions, and the realizable value of any collateral held.

Management estimates and judgments may change from time to time as the economic environment changes or new information becomes available. Changes in these estimates and judgments will result in a different allowance for loan losses and may have a direct impact on impairment charges. For additional information, refer to Note 14 “Impairment Charges on Financial Assets.”

Hedge Accounting

Hedge accounting

IFRS 9 introduces a new hedge accounting model, together with corresponding disclosures about risk management activity for those applying hedge accounting. The standard aligns hedge accounting more closely with risk management and adopts a more principle-based approach than that under IAS 39. IFRS 9 includes an accounting policy choice to defer the adoption of hedge accounting under the standard and to continue with IAS 39. The SMBC Group had once decided to apply the accounting policy to continue with IAS 39 hedge accounting as described in Note 2 “Summary of Significant Accounting Policies” of the SMBC Group’s consolidated financial statements for the fiscal year ended March 31, 2018. However, the SMBC Group started to apply hedge accounting in accordance with IFRS 9 from April 1, 2018 to present the consolidated financial statements more appropriately, considering the increase in the scope of hedged items eligible for hedge accounting under IFRS 9.

The SMBC Group applies hedge accounting to net investments in foreign operations, and the transition to hedge accounting under IFRS 9 from IAS 39 had no impact on the SMBC Group’s consolidated financial statements at April 1, 2018 and through the six months ended September 30, 2018.

Effect of Adoption of New and Amended Accounting Standards

Effect of Adoption of New and Amended Accounting Standards

The following table presents the effect of the adoption of IFRS 15 and IFRS 9 on the SMBC Group’s consolidated financial statements, showing separately the changes arising from reclassification and any associated remeasurement, and the impact of increased impairment. The SMBC Group adopted the standards retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 15 or IFRS 9.

			Effect of adoption of IFRS 9
	At March 31, 2018	Effect of adoption of IFRS 15	Classification and measurement/ Presentation	Impairment	At April 1, 2018
	(In millions)
Assets:
Cash and deposits with banks	¥54,696,069	¥—	¥(50,597)	¥—	¥54,645,472
Call loans and bills bought	1,881,880	—	—	—	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	—	—	—	8,491,703
Trading assets	3,169,123	—	—	—	3,169,123
Derivative financial instruments	3,885,271	—	—	—	3,885,271
Financial assets at fair value through profit or loss	1,547,672	—	1,562,703	—	3,110,375
Investment securities	20,495,075	—	(1,347,917)	—	19,147,158
Loans and advances	85,129,070	—	(163,934)	(159,944)	84,805,192
Investments in associates and joint ventures	730,414	—	—	—	730,414
Property, plant and equipment	1,510,132	—	—	—	1,510,132
Intangible assets	835,902	—	—	—	835,902
Other assets(1)(2)	4,043,908	21,662	(106,673)	—	3,958,897
Current tax assets	87,961	—	—	—	87,961
Deferred tax assets	19,436	(423)	—	179	19,192
Assets held for sale	5,651,950	—	—	(3,237)	5,648,713

Total assets	¥192,175,566	¥21,239	¥(106,418)	¥(163,002)	¥191,927,385

Liabilities:
Deposits	¥128,461,527	¥—	¥—	¥—	¥128,461,527
Call money and bills sold	1,190,929	—	—	—	1,190,929
Repurchase agreements and cash collateral on securities lent	12,022,593	—	—	—	12,022,593
Trading liabilities	2,143,899	—	—	—	2,143,899
Derivative financial instruments	3,498,016	—	—	—	3,498,016
Borrowings	10,652,481	—	—	—	10,652,481
Debt securities in issue	10,569,117	—	—	—	10,569,117
Provisions	188,267	1,858	—	23,125	213,250
Other liabilities(2)	6,882,740	(1,858)	(106,612)	25,021	6,799,291
Current tax liabilities	55,516	—	—	—	55,516
Deferred tax liabilities	397,741	6,405	59	(63,520)	340,685
Liabilities directly associated with the assets held for sale	3,616,941	—	—	—	3,616,941

Total liabilities	179,679,767	6,405	(106,553)	(15,374)	179,564,245

Equity:
Capital stock	2,338,743	—	—	—	2,338,743
Capital surplus	863,505	—	—	—	863,505
Retained earnings(3)	5,149,193	10,776	403,458	(143,820)	5,419,607
Other reserves(3)	2,324,349	—	(403,323)	—	1,921,026
Treasury stock	(12,493)	—	—	—	(12,493)

Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,663,297	10,776	135	(143,820)	10,530,388
Non-controlling interests	1,232,980	4,058	—	(3,808)	1,233,230
Equity attributable to other equity instruments holders	599,522	—	—	—	599,522

Total equity	12,495,799	14,834	135	(147,628)	12,363,140

Total equity and liabilities	¥192,175,566	¥21,239	¥(106,418)	¥(163,002)	¥191,927,385

(1)

Following the adoption of IFRS 15, other assets increased due to capitalization of the incremental costs of obtaining a contract with a customer and the costs incurred in fulfilling a contract with a customer.

(2)	Following the adoption of IFRS 9, certain receivables for future premiums and unearned revenue related to financial guarantees decreased by the same amount without any impact on total equity.
(3)

Impairment losses recognized under IAS 39 on equity instruments for which the SMBC Group made an irrevocable election at initial recognition to present subsequent changes in fair value in other comprehensive income under IFRS 9 were, in principle, reclassified from retained earnings to other reserves at April 1, 2018. However, of those impairment losses, the amount that reduced income tax expense in previous years were not reclassified from retained earnings to other reserves at April 1, 2018.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The SMBC Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:

Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)

In September 2014, the IASB issued the narrow-scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued Effective Date of Amendments to IFRS 10 and IAS 28 to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on the equity accounting. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

IFRS 16 “Leases”

In January 2016, the IASB published IFRS 16 “Leases,” which sets out the principles for the recognition, measurement, presentation and disclosure of leases, replacing IAS 17 “Leases.” The standard introduces a single lessee accounting model and eliminates the classification of leases as either operating leases or finance leases, requiring a lessee to recognize assets and liabilities. A lessor continues to classify its leases as operating leases or finance leases, and to account for them differently. The standard is effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.

IFRIC 23 “Uncertainty over Income Tax Treatments”

In June 2017, the IASB published IFRIC 23 “Uncertainty over Income Tax Treatments,” which clarifies how to apply the recognition and measurement requirements in IAS 12 “Income Taxes” when there is uncertainty over income tax treatments. IAS 12 specifies how to account for current and deferred tax, but not how to reflect the effects of uncertainty. This interpretation adds to the requirements in IAS 12 by specifying how to reflect the effects of uncertainty in accounting for income taxes. The interpretation is effective for annual periods beginning on or after January 1, 2019 and is not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Prepayment Features with Negative Compensation (Amendments to IFRS 9)

In October 2017, the IASB issued amendments to IFRS 9 to allow entities to measure particular prepayable financial assets with negative compensation at amortized cost or at fair value through other comprehensive income instead of at fair value through profit or loss, if a specified condition is met. The amendments are effective for annual periods beginning on or after January 1, 2019 and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28)

In October 2017, the IASB issued amendments to IAS 28 to clarify that entities account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9. The amendments are effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements and are not expected to have a material impact on the SMBC Group’s consolidated financial statements.

Annual Improvements to IFRSs 2015-2017 Cycle

In December 2017, the IASB issued Annual Improvements to IFRSs 2015-2017 Cycle, which is a collection of amendments to four IFRSs. These are amendments that either clarify the wording in the standard or correct relatively minor oversights or conflicts between existing requirements of the standards. These improvements include the amendments effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

Plan Amendment, Curtailment or Settlement (Amendments to IAS 19)

In February 2018, the IASB issued amendments to IAS 19 “Employee Benefits” to clarify how to determine current service cost and net interest for the period after a change to a defined benefit plan. When a change to a plan such as an amendment, curtailment or settlement takes place, IAS 19 requires an entity to remeasure its net defined benefit liability or asset. The amendments require an entity to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments are effective for annual periods beginning on or after January 1, 2019. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

Definition of a Business (Amendments to IFRS 3)

In October 2018, the IASB issued amendments to IFRS 3 “Business Combinations” to clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. The amendments are effective for annual periods beginning on or after January 1, 2020. The SMBC Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

Definition of Material (Amendments to IAS 1 and IAS 8)

In October 2018, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” to clarify the definition of material and how it should be applied by including in the definition guidance that had featured elsewhere in IFRS. The updated definition of material makes it easier for entities to decide whether information should be included in their financial statements. The amendments are effective for annual periods beginning on or after January 1, 2020.

IFRS 17 “Insurance Contracts”

In May 2017, the IASB published IFRS 17 “Insurance Contracts,” which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, replacing IFRS 4 “Insurance Contracts.” IFRS 4 provided entities dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner. Insurance obligations will be accounted for by using present values instead of historical cost. The standard is effective for annual periods beginning on or after January 1, 2021. The SMBC Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.